Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Inputs and Assumptions of Valuation Model

Schedule of inputs and assumptions of valuation model

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$0.63
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	52,077,000

Schedule of Commitment Fee

Schedule of commitment fee

Beginning balance, December 31, 2020	$577,000

Commitment fee expense	23,301,206
Issuance of Series A-1 and B preferred stock in exchange for commitment fee	(23,878,206)

Ending balance, December 31, 2021	$—

Schedule of consolidated financial assets and liabilities measured at fair value

The following table sets forth the Company’s consolidated financial assets and liabilities measured at fair value by level within the fair value hierarchy at March 31, 2023:

	Convertible Debenture	Purchase Warrants
Level I	$-	$-
Level II	$-	$-
Level III	$2,825,771	$1,174,229
Total	$2,825,771	$1,174,229

Significant Unobservable Inputs (level 3) and the Related Expenses and Losses

Fair Value, December 31, 2022	$-
Issuance of convertible debenture	$2,825,771
Accretion for discount for warrants	48,926
Accretion for discount for OID	16,667
Change in fair value	$255,229
Fair Value, March 31, 2023	$3,146,593

Schedule of CCC Spreads
Issuance February 14, 2023	4.13%
Fair Value March 31, 2023	2.29%